CORPORATE INFORMATION	12 Months Ended
Mar. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
CORPORATE INFORMATION	CORPORATE INFORMATION
ATS Corporation and its subsidiaries (collectively, "ATS" or the "Company") is an industry leader in planning, designing, building, commissioning and servicing automated manufacturing systems - including automation products and test solutions - for a broadly-diversified base of customers.

The Company is listed on the Toronto Stock Exchange and the New York Stock Exchange under the ticker symbol "ATS" and is incorporated and domiciled in Ontario, Canada. The address of its registered office is 730 Fountain Street North, Cambridge, Ontario, Canada.

The annual audited consolidated financial statements of the Company for the year ended March 31, 2025 were authorized for issue by the Board of Directors (the "Board") on May 28, 2025.